UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	VANGUARD MALVERN FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard U.S. Value Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (97.2%)

Auto & Transportation (4.0%)
General Motors Corp.	320,400	$10,894
Ford Motor Co.	768,329	7,868
Harley-Davidson, Inc.	66,500	3,298
Burlington Northern Santa Fe Corp.	61,000	2,872
Lear Corp.	51,100	1,859
* Continental Airlines, Inc. Class B	124,400	1,652
American Axle & Manufacturing Holdings, Inc.	47,900	1,210
Dana Corp.	75,600	1,135
CNF Inc.	24,600	1,105
PACCAR, Inc.	15,800	1,074
Genuine Parts Co.	22,200	912
Union Pacific Corp.	11,100	719
ArvinMeritor, Inc.	35,200	626
Arkansas Best Corp.	18,600	592
* AMR Corp.	48,100	582
* Kansas City Southern	28,400	573
Visteon Corp.	45,600	275
* Northwest Airlines Corp. Class A	47,500	217
* Mesa Air Group Inc.	20,900	140

		37,603

Consumer Discretionary (13.1%)
Home Depot, Inc.	724,400	28,179
Lowe's Cos., Inc.	245,800	14,310
Eastman Kodak Co.	265,600	7,131
Wal-Mart Stores, Inc.	139,100	6,705
* Mohawk Industries, Inc.	63,000	5,197
* Bed Bath & Beyond, Inc.	122,300	5,110
Whirlpool Corp.	67,700	4,746
TJX Cos., Inc.	179,700	4,376
Jones Apparel Group, Inc.	129,700	4,026
Liz Claiborne, Inc.	96,000	3,817
* Brinker International, Inc.	84,800	3,396
Gannett Co., Inc.	43,200	3,073
* Tech Data Corp.	75,000	2,746
Target Corp.	44,200	2,405
* Dollar Tree Stores, Inc.	87,900	2,110
Outback Steakhouse	44,700	2,022
McDonald's Corp.	72,500	2,012
Applebee's International, Inc.	75,400	1,997
Maytag Corp.	109,300	1,712
Omnicom Group Inc.	17,200	1,374
VF Corp.	23,700	1,356
* Rent-A-Center, Inc.	47,400	1,104
Starwood Hotels & Resorts Worldwide, Inc.	18,700	1,095
* MGM Mirage, Inc.	23,200	918
Sabre Holdings Corp.	45,600	910
* Ryan's Restaurant Group, Inc.	64,900	909
* AutoNation, Inc.	42,500	872
Costco Wholesale Corp.	18,500	829
Marriott International, Inc. Class A	12,000	819
Dollar General Corp.	37,500	763
Catalina Marketing Corp.	29,800	757
* Argosy Gaming Co.	15,600	727
IKON Office Solutions, Inc.	75,300	716
Blockbuster Inc. Class A	66,800	609
* Jack in the Box Inc.	15,800	599
The Neiman Marcus Group, Inc. Class A	6,100	591
* United Stationers, Inc.	11,900	584
CBRL Group, Inc.	14,000	544
Furniture Brands International Inc.	25,100	542
Darden Restaurants Inc.	16,100	531
Pre-Paid Legal Services, Inc.	10,400	464
* Papa John's International, Inc.	11,300	452
* Group 1 Automotive, Inc.	15,400	370
American Woodmark Corp.	12,200	366
* Brightpoint, Inc.	14,000	311
The Brink's Co.	8,400	302
* California Pizza Kitchen, Inc.	6,500	177
Sonic Automotive, Inc.	7,400	157
Action Performance Cos., Inc.	11,600	102
CDW Corp.	900	51
Family Dollar Stores, Inc.	1,300	34

		125,005

Consumer Staples (6.7%)
Altria Group, Inc.	529,100	34,212
Safeway, Inc.	254,500	5,749
Walgreen Co.	114,500	5,266
Albertson's, Inc.	227,200	4,699
Tyson Foods, Inc.	197,500	3,515
Sara Lee Corp.	142,100	2,815
SuperValu Inc.	69,800	2,276
* The Kroger Co.	98,500	1,874
Universal Corp. (VA)	27,300	1,195
Nash-Finch Co.	29,700	1,091
* Performance Food Group Co.	16,800	508
Longs Drug Stores, Inc.	7,700	331
Alliance One International, Inc.	35,100	211
Sanderson Farms, Inc.	3,900	177

		63,919

Financial Services (27.4%)
MBNA Corp.	771,200	20,175
Bank of America Corp.	423,138	19,299
Washington Mutual, Inc.	451,579	18,375
Fannie Mae	222,700	13,006
CIGNA Corp.	118,000	12,630
Citigroup, Inc.	258,200	11,937
First Data Corp.	283,400	11,376
National City Corp.	290,013	9,895
JPMorgan Chase & Co.	251,850	8,895
AFLAC Inc.	183,100	7,925
UnumProvident Corp.	357,600	6,551
Comerica, Inc.	111,100	6,422
Ambac Financial Group, Inc.	89,900	6,271
Loews Corp.	80,500	6,239
Freddie Mac	92,000	6,001
BB&T Corp.	140,000	5,596
Fidelity National Financial, Inc.	155,653	5,555
MGIC Investment Corp.	84,900	5,537
Torchmark Corp.	105,600	5,512
First American Corp.	98,300	3,946
Lincoln National Corp.	76,200	3,575
Bear Stearns Co., Inc.	29,000	3,014
* Providian Financial Corp.	144,800	2,553
Radian Group, Inc.	52,000	2,455
The Hartford Financial Services Group Inc.	31,400	2,348
The PMI Group Inc.	59,200	2,308
First Horizon National Corp.	54,600	2,304
Old Republic International Corp.	88,550	2,239
Aon Corp.	85,800	2,148
Franklin Resources Corp.	27,200	2,094
PNC Financial Services Group	37,900	2,064
AmerUs Group Co.	40,300	1,936
LandAmerica Financial Group, Inc.	30,200	1,793
KeyCorp	52,000	1,724
Wachovia Corp.	31,400	1,557
Flagstar Bancorp, Inc.	80,900	1,531
Jefferson-Pilot Corp.	29,300	1,477
Astoria Financial Corp.	48,050	1,368
Annaly Mortgage Management Inc. REIT	73,200	1,312
Protective Life Corp.	30,000	1,267
Fremont General Corp.	49,000	1,192
Lehman Brothers Holdings, Inc.	11,100	1,102
Greater Bay Bancorp	38,700	1,021
Commerce Group, Inc.	16,100	1,000
A.G. Edwards & Sons, Inc.	21,900	989
Downey Financial Corp.	12,900	944
Nationwide Financial Services, Inc.	24,800	941
Morgan Stanley	17,900	939
American International Group, Inc.	16,100	935
People's Bank	28,050	848
SunTrust Banks, Inc.	11,500	831
Countrywide Financial Corp.	21,200	819
Ryder System, Inc.	21,900	802
The Chubb Corp.	9,000	770
Washington Federal Inc.	32,521	765
American Financial Group, Inc.	22,700	761
Regions Financial Corp.	22,323	756
The Goldman Sachs Group, Inc.	7,400	755
U.S. Bancorp	24,400	712
Stewart Information Services Corp.	16,700	701
AmSouth Bancorp	26,400	686
* First Federal Financial Corp.	11,400	680
Impac Mortgage Holdings, Inc. REIT	36,000	671
Archstone-Smith Trust REIT	17,300	668
Commercial Federal Corp.	19,300	650
Compass Bancshares Inc.	14,100	634
Colonial BancGroup, Inc.	26,400	582
Avalonbay Communities, Inc. REIT	7,200	582
Zenith National Insurance Corp.	8,400	570
GATX Corp.	12,900	445
Equity Office Properties Trust REIT	12,900	427
Plum Creek Timber Co. Inc. REIT	11,700	425
Regency Centers Corp. REIT	7,400	423
StanCorp Financial Group, Inc.	5,500	421
Public Storage, Inc. REIT	6,100	386
MBIA, Inc.	6,500	386
FirstMerit Corp.	13,600	355
National Health Investors REIT	12,100	340
Capstead Mortgage Corp. REIT	32,400	268
MAF Bancorp, Inc.	5,300	226
Horace Mann Educators Corp.	10,800	203
iStar Financial Inc. REIT	4,800	200
* United Rentals, Inc.	7,500	152
Anworth Mortgage Asset Corp. REIT	9,300	92
* AmeriCredit Corp.	800	20

		260,285

Health Care (9.4%)
Pfizer Inc.	757,600	20,895
UnitedHealth Group Inc.	377,800	19,698
Merck & Co., Inc.	530,400	16,336
McKesson Corp.	131,700	5,899
Bristol-Myers Squibb Co.	218,600	5,461
AmerisourceBergen Corp.	74,600	5,159
Aetna Inc.	48,000	3,975
* Express Scripts Inc.	64,800	3,239
* Tenet Healthcare Corp.	204,700	2,506
* Health Net Inc.	60,200	2,297
Universal Health Services Class B	13,600	846
* Lincare Holdings, Inc.	20,300	829
* Medco Health Solutions, Inc.	13,400	715
* King Pharmaceuticals, Inc.	64,300	670
* Humana Inc.	16,800	668
DENTSPLY International Inc.	10,000	540
* BioScrip Inc.	8,800	53
Guidant Corp.	600	40
* Kindred Healthcare, Inc.	300	12

		89,838

Integrated Oils (6.0%)
ExxonMobil Corp.	651,700	37,453
Chevron Corp.	126,500	7,074
Occidental Petroleum Corp.	57,400	4,416
Unocal Corp.	35,500	2,309
ConocoPhillips Co.	37,208	2,139
Marathon Oil Corp.	26,500	1,414
Murphy Oil Corp.	26,000	1,358
Amerada Hess Corp.	12,400	1,321

		57,484

Other Energy (3.3%)
Valero Energy Corp.	108,700	8,599
El Paso Corp.	464,800	5,355
Tesoro Petroleum Corp.	81,500	3,791
Burlington Resources, Inc.	66,600	3,679
EOG Resources, Inc.	44,500	2,528
Anadarko Petroleum Corp.	24,300	1,996
Apache Corp.	14,600	943
* Stone Energy Corp.	18,700	914
Helmerich & Payne, Inc.	17,800	835
* Pride International, Inc.	27,600	709
Holly Corp.	12,600	588
Sunoco, Inc.	4,500	512
* Cimarex Energy Co.	11,900	463
* National-Oilwell Varco Inc.	1,400	67

		30,979

Materials & Processing (3.2%)
Dow Chemical Co.	85,100	3,790
* USG Corp.	63,400	2,694
Lafarge North America Inc.	37,100	2,317
Commercial Metals Co.	85,300	2,032
Nucor Corp.	34,300	1,565
* Shaw Group, Inc.	61,600	1,325
* Owens-Illinois, Inc.	51,200	1,283
Air Products & Chemicals, Inc.	20,300	1,224
* Lone Star Technologies, Inc.	23,400	1,065
* AK Steel Corp.	162,400	1,041
PPG Industries, Inc.	15,100	948
York International Corp.	19,500	741
* URS Corp.	18,500	691
Mueller Industries Inc.	25,000	678
American Standard Cos., Inc.	15,700	658
Masco Corp.	20,600	654
Carpenter Technology Corp.	12,200	632
Praxair, Inc.	13,300	620
* FMC Corp.	11,000	618
Georgia Gulf Corp.	19,000	590
Sonoco Products Co.	21,000	557
* NS Group Inc.	13,800	449
* Griffon Corp.	20,100	446
Martin Marietta Materials, Inc.	5,800	401
Worthington Industries, Inc.	24,900	393
* EMCOR Group, Inc.	7,900	386
Corn Products International, Inc.	14,200	337
Ball Corp.	9,200	331
* Crown Holdings, Inc.	23,000	327
Ryerson Tull, Inc.	21,700	310
* Maverick Tube Corp.	9,700	289
Texas Industries, Inc.	4,900	276
Cytec Industries, Inc.	6,600	263
* OM Group, Inc.	5,800	143
Steel Dynamics, Inc.	800	21

		30,095

Producer Durables (5.1%)
Lockheed Martin Corp.	72,000	4,671
D. R. Horton, Inc.	123,729	4,653
* Toll Brothers, Inc.	39,400	4,001
Centex Corp.	48,200	3,406
Standard Pacific Corp.	37,700	3,316
KB HOME	42,800	3,263
Ryland Group, Inc.	42,400	3,217
Pulte Homes, Inc.	37,300	3,143
Beazer Homes USA, Inc.	48,600	2,777
* Meritage Corp.	32,200	2,560
Lennar Corp. Class A	39,200	2,487
MDC Holdings, Inc.	29,640	2,438
* Lexmark International, Inc.	30,600	1,984
The Boeing Co.	18,800	1,241
Caterpillar, Inc.	11,800	1,125
United Technologies Corp.	17,800	914
W.W. Grainger, Inc.	15,900	871
NACCO Industries, Inc. Class A	7,400	793
* Hovnanian Enterprises Inc. Class A	10,500	685
* General Cable Corp.	38,300	568
Goodrich Corp.	11,100	455
* NVR, Inc.	400	324

		48,892

Technology (4.0%)
* Dell Inc.	563,900	22,280
* Ingram Micro, Inc. Class A	166,300	2,604
Electronic Data Systems Corp.	114,300	2,200
* EMC Corp.	149,600	2,051
Hewlett-Packard Co.	86,800	2,041
Rockwell Automation, Inc.	36,500	1,778
Raytheon Co.	28,500	1,115
* Affiliated Computer Services, Inc. Class A	21,700	1,109
Harris Corp.	27,300	852
* Computer Sciences Corp.	15,700	686
* Hutchinson Technology, Inc.	8,800	339
* Anixter International Inc.	6,400	238
* ManTech International Corp.	7,400	230
* Avnet, Inc.	7,400	167
* Pomeroy IT Solutions, Inc.	11,500	117

		37,807

Utilities (12.9%)
Verizon Communications Inc.	666,702	23,035
SBC Communications Inc.	889,800	21,133
BellSouth Corp.	515,400	13,694
AT&T Corp.	519,680	9,895
American Electric Power Co., Inc.	222,100	8,189
Exelon Corp.	98,800	5,071
Duke Energy Corp.	149,300	4,439
Progress Energy, Inc.	79,400	3,592
Public Service Enterprise Group, Inc.	42,500	2,585
DTE Energy Co.	53,500	2,502
Entergy Corp.	31,000	2,342
FPL Group, Inc.	54,600	2,296
PG&E Corp.	61,100	2,294
Southern Co.	58,400	2,025
Edison International	48,700	1,975
TECO Energy, Inc.	99,700	1,885
Sempra Energy	42,300	1,747
PPL Corp.	28,300	1,680
CenterPoint Energy Inc.	121,800	1,609
FirstEnergy Corp.	28,800	1,386
Constellation Energy Group, Inc.	22,800	1,315
Kinder Morgan, Inc.	14,600	1,215
* CMS Energy Corp.	77,700	1,170
Xcel Energy, Inc.	56,500	1,103
ALLTEL Corp.	14,600	909
Consolidated Edison Inc.	19,400	909
Puget Energy, Inc.	37,000	865
Duquesne Light Holdings, Inc.	35,100	656
Great Plains Energy, Inc.	15,400	491
Pinnacle West Capital Corp.	7,000	311
TXU Corp.	2,400	199
PNM Resources Inc.	6,750	194
Energy East Corp.	3,100	90

		122,801

Other (2.1%)
General Electric Co.	358,000	12,405
Johnson Controls, Inc.	45,000	2,535
SPX Corp.	50,100	2,304
Textron, Inc.	24,900	1,889
Walter Industries, Inc.	13,700	551
* GenCorp, Inc.	6,600	127

		19,811

TOTAL COMMON STOCKS
(Cost $827,306)		924,519

TEMPORARY CASH INVESTMENTS (5.7%)

Money Market Fund (5.5%)
Vanguard Market Liquidity Fund, 3.139%**	51,655,724	51,656

	Face
	Amount
	(000)

U.S. Government Obligation (0.2%)
U.S. Treasury Bill
(1) 3.082%, 9/22/2005	$2,000	1,986

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $53,642)		53,642

TOTAL INVESTMENTS (102.9%)
(Cost $880,948)		978,161

OTHER ASSETS AND LIABILITIES—NET (-2.9%)		(27,185)

NET ASSETS (100%)		$950,976

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Securities with a value of $1,986,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $880,948,000. Net unrealized appreciation of investment securities for tax purposes was $97,213,000, consisting of unrealized gains of $129,398,000 on securities that had risen in value since their purchase and $32,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.1% and 4.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	27	$8,070	($74)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.